Operating Context	3 Months Ended
Mar. 31, 2026
Operating Context [Abstract]
Operating context

1. Operating context

PicS N.V. (formerly known as PicPay Holdings Netherlands B.V.- change effective January 29, 2026). (“PicPay Netherlands” or “Company”, along with its subsidiaries, “PicPay Group” or “Group”), a public limited liability company under Dutch law, resulted from the conversion of PicPay Netherlands B.V., which was a private limited liability company, to a public limited liability company, both under Dutch law. On January 29, 2026, PicS N.V. finalized its initial public offering (“IPO”) and trading of its shares began on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) under the symbol “PICS”.

The PicPay Group is a Brazilian digital financial services platform operating through a set of regulated subsidiaries authorized by the Brazilian Central Bank (“BACEN”). The Group’s principal activities encompass digital payments and money transfers, credit products — including personal loans, payroll-deductible loans and FGTS-collateralized advances — credit card issuance and acquiring, financial investments, securities brokerage and P2P lending. As of March 31, 2026, the Group’s main operating subsidiaries and their respective regulatory authorizations are as follows:

PicPay Instituição de Pagamento S.A. (“PicPay”) is authorized by the Brazilian Central Bank to operate as a payment institution in the capacities of:

(1) issuer of electronic currency;

(2) issuer of postpaid payment instruments;

(3) acquirer;

PicPay Bank – Banco Múltiplo S.A. (“PicPay Bank”) is authorized by the Brazilian Central Bank to operate as a multi-purpose bank, with authorization to perform both commercial and credit, financing and investment activities;

PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda. (“PicPay Invest”) is authorized by the Brazilian Central Bank to operate as a securities broker. In addition, PicPay Invest is authorized by the CVM to perform custodian securities services and fiduciary administration and trustee activities;

Guiabolso Finanças Correspondente Bancário e Serviços Ltda. (“Guiabolso”) is a non-regulated entity that operates as a banking correspondent linked to the PicPay application, intermediating financial products and services between the application’s users and commercial partners. Guiabolso’s activities include banking correspondent services, commercialization of advertising spaces, and the provision of debt collection and receivables strategy services on behalf of third parties; and

Crednovo Sociedade de Empréstimo Entre Pessoas S.A. (“Crednovo”) is authorized by the Brazilian Central Bank to operate as a P2P (“Peer-to-peer”) lending fintech company intermediating credit operations between lenders and borrowers.

In addition, its subsidiaries substantially include the following companies: Guiabolso Pagamentos Ltda, BX Negócios Inteligentes Ltda, Fundo de Investimentos em Direitos Creditórios Não-Padronizados PicPay I, Fundo de Investimentos em Direitos Creditórios PicPay FGTS, PicPay Participações e Investimentos Ltda, Nosso Time Igaming, PicPay Holding Ltda and Zem Collection Ltda.

As of March 31, 2026, the controlling shareholder of PicS N.V is J&F International, which holds 65,38% of the total issued and outstanding capital stock of PicS N.V. J&F International is a wholly owned subsidiary of J&F Participações.

1.1. Seasonality of operations

The Group´s quarterly financial results are likely to fluctuate as a result of a variety of factors, some of which are outside of the Group’s control, although they do not demonstrate significant seasonality or cyclicality. As a consequence of these factors, an interim period may not be indicative of the annual expected result.